Restatement of Previously Issued Financial Statements - Schedule of Reconciliation of Cash Flow from Share Issuances to Temporary Equity Outstanding Value (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 17, 2020
Reconciliation Of Cash Flow From Share Issuances To Temporary Equity Outstanding Value Line Item [Line Items]
Accretion of Class A ordinary shares subject to possible redemption amount	$ 196,307	$ 266,102
Class A ordinary shares subject to possible redemption		$ 38,300,412	$ 373,750,000	$ 373,750,000	$ 373,750,000
Class A Common Stock Subject To Possible Redemption [Member]
Reconciliation Of Cash Flow From Share Issuances To Temporary Equity Outstanding Value Line Item [Line Items]
Gross Proceeds for initial public offering and over-allotment			375,750,000
Offering costs allocated to Class A shares subject to possible redemption			0
Proceeds allocated to Public Warrants at issuance			(19,477,581)
Accretion of Class A ordinary shares subject to possible redemption amount			(14,015,630)
Accretion of Class A ordinary shares subject to possible redemption amount			33,493,211
Class A ordinary shares subject to possible redemption			$ 375,750,000